Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of current and non-current tax assets

Current tax assets	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	584,382	894
Monthly provisional income tax payments, foreign companies	26,741	96,906
Corporate tax credits (1)	1,918	653
1st category tax absorbed by tax losses (2)	1,872	169
Taxes in recovery process	22,120	126,292
Total	637,033	224,914

Non-current tax assets	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Non current tax receivable (see note 20.3)	59,541	127,114
Total	59,541	127,114
(1)These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.
(2)This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.

Schedule of current tax liabilities

Current tax liabilities	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Chilean income tax	636	337,245
Specific mining tax to lithium mining (see note 20.3)	162,743	—
Foreign company income tax	20,254	19,366
Total	183,633	356,611

Schedule of income tax rates
The income tax rate for the main countries where the Company operates is presented below:

Country	Income tax 2023	Income tax 2022
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% +3%	21% + 3.51%
South Africa	27%	28%
South Korea	24% (2)	25%
China	25%+12% (1)	25%+12% (1)
(1)Additional tax of 12% on VAT payable.
(2)Sliding scale from 9% to 24% of taxable income.

Schedule of deferred taxes

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2023	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	321,340	—
Property, plant and equipment and capitalized interest (1)	—	(240,056)
Restoration and rehabilitation provision	6,336	—
Manufacturing expenses	—	(159,879)
Employee benefits and unemployment insurance	—	(9,438)
Vacation accrual	9,373	—
Inventory provision	34,718	—
Materials provision	14,405	—
Others employee benefits	6,561	—
Research and development expenses	—	(16,046)
Bad debt provision	3,060	—
Provision for legal complaints and expenses	2,932	—
Loan acquisition expenses	—	(12,735)
Financial instruments recorded at market value	—	(52,016)
Specific tax on mining activity	—	(3,303)
Tax loss benefit	23,340	—
Other	—	(21,119)
Foreign items (other)	75	—
Balances to date	422,140	(514,592)
Net balance		(92,452)
(1)This includes right-of-use assets.
(b)Deferred tax assets and liabilities as of December 31, 2022

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2022	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	655,695	—
Property, plant and equipment and capitalized interest (1)	—	(244,560)
Restoration and rehabilitation provision	4,685	—
Manufacturing expenses	—	(139,383)
Employee benefits and unemployment insurance	—	(8,995)
Vacation accrual	7,650	—
Inventory provision	27,512	—
Materials provision	11,915	—
Others employee benefits	1,177	—
Research and development expenses	—	(12,294)
Bad debt provision	715	—
Provision for legal complaints and expenses	6,827	—
Loan acquisition expenses	—	(8,793)
Financial instruments recorded at market value	5,226	—
Specific tax on mining activity	—	(5,799)
Tax loss benefit	10,059	—
Other	2,913	—
Foreign items (other)	96	—
Balances to date	734,470	(419,824)
Net balance		314,646
(1)This item includes right-of-use assets.

Schedule of movement in deferred taxes
Deferred tax assets and liabilities in the consolidated statement of financial position as of December 31, 2023 and 2022, are as follows:

Movements of deferred tax assets and liabilities	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Deferred tax assets	302,236	604,471
Deferred tax liabilities	(394,688)	(289,825)
Total	(92,452)	314,646

Schedule of deferred tax liabilities (assets)

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2023	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	655,695	(334,355)	—	(334,355)	321,340
Property, plant and equipment and capitalized interest	(244,560)	4,504	—	4,504	(240,056)
Restoration and rehabilitation provision	4,685	1,651	—	1,651	6,336
Manufacturing expenses	(139,383)	(20,496)	—	(20,496)	(159,879)
Employee benefits and unemployment insurance	(8,995)	(2,020)	1,577	(443)	(9,438)
Vacation accrual	7,650	1,723	—	1,723	9,373
Inventory provision	27,512	7,206	—	7,206	34,718
Materials provision	11,915	2,490	—	2,490	14,405
Derivative financial instruments	—	5,047	(5,047)	—	—
Others employee benefits	1,177	5,384	—	5,384	6,561
Research and development expenses	(12,294)	(3,752)	—	(3,752)	(16,046)
Bad debt provision	715	2,345	—	2,345	3,060
Provision for legal complaints and expenses	6,827	(3,895)	—	(3,895)	2,932
Loan approval expenses	(8,793)	(3,942)	—	(3,942)	(12,735)
Financial instruments recorded at market value	5,226	—	(57,242)	(57,242)	(52,016)
Specific tax on mining activity	(5,799)	2,491	5	2,496	(3,303)
Tax loss benefit	10,059	13,281	—	13,281	23,340
Others	2,913	(24,032)	—	(24,032)	(21,119)
Foreign items (other)	96	(21)	—	(21)	75
Total temporary differences, unused losses and unused tax credits	314,646	(346,391)	(60,707)	(407,098)	(92,452)

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2022	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	144,181	511,514	—	511,514	655,695
Property, plant and equipment and capitalized interest	(189,073)	(55,487)	—	(55,487)	(244,560)
Restoration and rehabilitation provision	6,567	(1,882)	—	(1,882)	4,685
Manufacturing expenses	(108,181)	(31,202)	—	(31,202)	(139,383)
Employee benefits and unemployment insurance	(7,486)	(2,779)	1,270	(1,509)	(8,995)
Vacation accrual	6,039	1,611	—	1,611	7,650
Inventory provision	20,557	6,955	—	6,955	27,512
Materials provision	10,554	1,361	—	1,361	11,915
Derivative financial instruments	—	7,172	(7,172)	—	—
Others employee benefits	929	248	—	248	1,177
Research and development expenses	(5,387)	(6,907)	—	(6,907)	(12,294)
Bad debt provision	2,708	(1,993)	—	(1,993)	715
Provision for legal complaints and expenses	334	6,493	—	6,493	6,827
Loan approval expenses	(8,967)	174	—	174	(8,793)
Financial instruments recorded at market value	5,243	—	(17)	(17)	5,226
Specific tax on mining activity	(4,545)	(1,257)	3	(1,254)	(5,799)
Tax loss benefit	8,557	1,502	—	1,502	10,059
Others	(4,274)	7,187	—	7,187	2,913
Foreign items (other)	11,828	(11,732)	—	(11,732)	96
Total temporary differences, unused losses and unused tax credits	(110,416)	430,978	(5,916)	425,062	314,646

schedule of net operating loss carryforwards
As of December 31, 2023, and 2022, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Chile	16,087	10,059
Foreign	7,253	—
Total	23,340	10,059

schedule of movements in deferred tax assets and liabilities
Movements in deferred tax assets and liabilities as of December 31, 2023 and 2022 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	314,646	(110,416)
Increase (decrease) in deferred taxes in income	(346,391)	430,978
Increase (decrease) deferred taxes in equity	(60,707)	(5,916)
Total	(92,452)	314,646

Schedule of current and deferred tax (expenses)
Current and deferred tax (expenses) benefits are detailed as follows:

	(Expense) Income
Disclosures on income tax (expense) benefit	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax expense (1)	(1,533,809)	(2,002,564)	(279,105)
Adjustments to prior year current income tax (expense) benefit	3,449	(626)	2,326
Current income tax expense, net, total	(1,530,360)	(2,003,190)	(276,779)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	(342,363)	427,680	28,445
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(4,028)	3,298	(682)
Total deferred tax benefits, net	(346,391)	430,978	27,763
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
(1) Includes a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 relating to the specific mining tax to lithium mining claims (see note 20.3).
Income tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
Income tax (expense) benefit	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax (expenses), foreign parties, net	(120,893)	(213,060)	(46,748)
Current income tax (expenses), domestic, net (1)	(1,409,467)	(1,790,130)	(230,031)
Current income tax expense, net, total	(1,530,360)	(2,003,190)	(276,779)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(34,014)	(21,338)	(6,679)
Current income tax (expense) benefits, domestic, net	(312,377)	452,316	34,442
Deferred tax expense, net, total	(346,391)	430,978	27,763
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
(1) Includes a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 relating to the specific mining tax to lithium mining claims (see note 20.3).

Schedule of tax effects of other comprehensive income components	Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2023
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
(Losses) income from defined benefit plans	(5,843)	1,582	(4,261)
Cash flow hedges	18,692	(5,047)	13,645
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190,509	(57,242)	133,267
Total	203,358	(60,707)	142,651

	As of December 31, 2022
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
(Losses) income from defined benefit plans	(6,350)	1,273	(5,077)
Cash flow hedges	26,622	(7,172)	19,450
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190	(17)	173
Total	20,462	(5,916)	14,546

	As of December 31, 2021
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	4,679	(142)	4,537
Cash flow hedges	(52,762)	14,246	(38,516)
Reserve for income (losses) from financial assets measured at fair value through other comprehensive income	(12,072)	3,818	(8,254)
Total	(60,155)	17,922	(42,233)

Schedule of tax benefit (expense)
Reconciliation between the tax expense and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

	(Expense) Benefit
Income Tax (Expense) Benefit	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	2,807,018	5,486,496	841,221
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(757,895)	(1,481,354)	(227,130)
Net effect of royalty tax payments	(6,889)	(57,500)	(13,350)
Specific mining tax to lithium mining claims (see note 20.3)	(1,089,476)	—	—
Tax effect of income from regular activities exempt from taxation and dividends from abroad	(1,457)	3,490	(260)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	3,509	(11,058)	(2,226)
Effect due to the difference in tax rates related to abroad subsidiaries	(24,748)	(25,053)	(5,622)
Other tax effects of reconciliation of accounting income to tax expense	205	(737)	(428)
Tax expense using the effective tax rate	(1,876,751)	(1,572,212)	(249,016)